CONVERTIBLE DEBENTURES AND PROMISSORY NOTES - Schedule of promissory notes (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Convertible Debentures And Promissory Notes [Line Items]
Balance	$ 21,200,000	$ 30,000,000
Issued		290,000
Payments	(7,013,333)	(9,090,000)
Balance	14,186,667	21,200,000
Current portion	6,080,000
Long-term portion	8,106,667
January 1, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Balance	21,200,000	30,000,000
Issued		0
Payments	(7,013,333)	(8,800,000)
Balance	14,186,667	21,200,000
Current portion	6,080,000
Long-term portion	8,106,667
February 4, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Balance	0	0
Issued		290,000
Payments		(290,000)
Balance	0	$ 0
Current portion	0
Long-term portion	$ 0